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                            VAN KAMPEN EXCHANGE FUND
                    SUPPLEMENT DATED AUGUST 16, 2001 TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 27, 2001

     (1) The section entitled "OFFICERS" is hereby amended by deleting all information pertaining to Richard A. Ciccarone.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                               EXCH SPT SAI 8/01